Insurance Proceeds	6 Months Ended
Jun. 30, 2021
Insurance Proceeds
Insurance Proceeds

5) Insurance proceeds

Windsor Knutsen

In December 2020, the Windsor Knutsen reported a crack in its main engine block. As a result, the Vessel has been off-hire from December 12, 2020 to June 10, 2021 for repairs. Under the Partnership’s loss of hire policies, its insurer will pay the Partnership the hire rate agreed in respect of each vessel for each day, in excess of 14 deductible days, for the time that the Vessel is out of service as a result of damage, for a maximum of 180 days. For the three and six months ended June 30, 2021, the Partnership recorded $3.7 million and $8.7 million, respectively, for loss of hire proceeds which were recorded as a component of total revenues since day rates are recovered under the terms of the policy.

In addition, for the three and six months ended June 30, 2021, the Partnership recorded $2.5 million and $4.1 million, respectively, for recoveries up to the amount of loss under hull and machinery insurance for repairs as a result of the engine block damage to the Windsor Knutsen. As of June 30, 2021, the Partnership had claimed insurance recoveries of $4.0 million, resulting in a net expense of $0.1 million which is classified under vessel operating expense.

Tove Knutsen

In March 2021, the Tove Knutsen reported a leakage from its controllable pitch propeller. As a result, the Vessel was off-hire from March 1, 2021 to April 15, 2021 for repairs. For the three and six months ended June 30, 2021, the Partnership recorded $0.7 million and $1.5 million, respectively, for loss of hire proceeds which were recorded as a component of total revenues since day rates are recovered under the terms of the policy.

In addition, for the three and six months ended June 30, 2021, the Partnership recorded $0.3 million and $0.5 million respectively, for recoveries up to the amount of loss under hull and machinery insurance for repairs to controllable pitch propeller on the Tove Knutsen. As of June 30, 2021, the Partnership had claimed insurance recoveries of $0.4 million, resulting in a net expense of $0.1 million which is classified under vessel operating expense.

Bodil Knutsen

In April 2021, the Bodil Knutsen reported damage on the azimuth thruster. As a result, the Vessel was off-hire from April 17, 2021 to April 29, 2021 for repairs. For the three and six months ended June 30, 2021, the Partnership recorded $0.5 million for recoveries up to the amount of loss under hull and machinery insurance for repairs as a result of the damage on the azimuth thruster. As of June 30, 2021, the Partnership had claimed insurance recoveries of $0.3 million, resulting in a net expense of $0.2 million which is classified under vessel operating expense.